Employee Benefit Plan, Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
EBP, Tax Status
Note 3.        Tax Status
The Plan has received a favorable determination letter dated March 12, 2018, from the Internal Revenue Service. The Plan has been amended since receiving the determination letter; however, the Plan administrator, management and the Plan’s ERISA counsel believe that the Plan has been designed and operated in compliance with the applicable requirements of the Internal Revenue Code.
Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there were no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan administrator believes it is no longer subject to income tax examinations for years prior to 2019.